GODFREY & KAHN, S.C.

ATTORNEYS AT LAW

780 North Water Street

Milwaukee, WI  53202

Ph: (414) 273-3500 / Fax: (414) 273-5198

June 19, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE: Baylake Corp.

Ladies and Gentlemen:

Transmitted herewith via EDGAR is a Registration Statement on Form S-4 for Baylake Corp. (the “Company”). The Company sent the $450.37 filing fee via wire transfer in accordance with Regulation S-T.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Kathy A. Hayes

Kathy A. Hayes
Paralegal

cc:	Robert J Cera
Patrick S. Murphy
Thomas A. Bausch

OFFICES IN MILWAUKEE, MADISON, WAUKESHA, GREEN BAY AND APPLETON, WI, AND WASHINGTON DC

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